Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Free Cash Flow(5) ($ in millions)
					TSR ($)	Peer Group TSR(4) ($)

2023	20,317,972	(1,015,552)	4,204,094	1,442,117	209.53	162.66	(566)	737
2022	28,716,680	30,679,306	4,832,088	5,153,180	276.76	184.28	736	743
2021	21,733,120	44,697,450	5,146,324	6,300,328	261.37	169.51	(146)	(652)

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]	Mr. Salvino was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal 2021	Fiscal 2022	Fiscal 2023
Kenneth P. Sharp	Kenneth P. Sharp	Kenneth P. Sharp
Mary E. Finch	Mary E. Finch	Mary E. Finch
Vinod Bagal	William L. Deckelman Jr.	Christopher Drumgoole
William L. Deckelman Jr.	Vinod Bagal	William L. Deckelman Jr.
Paul N. Saleh
Neil Manna

Peer Group Issuers, Footnote [Text Block]	Peer Group total shareholder return is calculated based on the S&P North American Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested on March 31, 2020, then tracked through the end of the listed year in the Company and in the S&P North American Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 20,317,972	$ 28,716,680	$ 21,733,120
PEO Actually Paid Compensation Amount	$ (1,015,552)	30,679,306	44,697,450
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for Mr. Salvino ($)	Exclusion of Stock Awards for Mr. Salvino ($)	Total - Inclusion of Equity Values for Mr. Salvino ($)	Compensation Actually Paid to Mr. Salvino ($)

2023	20,317,972	17,130,174	(4,203,350)	(1,015,552)
2022	28,716,680	25,087,727	27,050,353	30,679,306
2021	21,733,120	15,311,312	38,275,642	44,697,450
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables for our PEO and our non-PEO NEOs, respectively:

Fiscal Year	Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Salvino ($)	Change in Fair Value of Prior Awards that Remained Unvested at Year End for Mr. Salvino ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Salvino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Mr. Salvino ($)	Value of Dividends Paid on Stock Awards Not Otherwise Included for Mr. Salvino ($)	Total - Inclusion of Equity Values for Mr. Salvino ($)

2023	10,916,402	(15,247,425)	—	102,458	25,215	(4,203,350)
2022	23,666,951	3,071,643	—	286,543	25,216	27,050,353
2021	34,966,312	1,622,393	1,271,467	390,254	25,216	38,275,642

Non-PEO NEO Average Total Compensation Amount	$ 4,204,094	4,832,088	5,146,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,442,117	5,153,180	6,300,328
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	4,204,094	3,061,944	299,967	1,442,117
2022	4,832,088	3,599,308	3,920,400	5,153,180
2021	5,146,324	2,807,624	3,961,628	6,300,328

Fiscal Year	Average Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value of Prior Awards that Remained Unvested at Year End for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Average Value of Dividends Paid on Stock Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,934,108	(1,606,924)	78,109	(108,393)	3,067	299,967
2022	3,235,621	370,681	106,489	201,597	6,012	3,920,400
2021	3,601,866	41,020	196,348	94,901	27,493	3,961,628

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Free Cash Flow
Organic Revenue Growth %
Adjusted EBIT Margin %
Relative TSR

Total Shareholder Return Amount	$ 209.53	276.76	261.37
Peer Group Total Shareholder Return Amount	162.66	184.28	169.51
Net Income (Loss)	$ (566,000,000)	$ 736,000,000	$ (146,000,000)
Company Selected Measure Amount	737,000,000	743,000,000	(652,000,000)
PEO Name	Mr. Salvino
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEO and Non-PEO NEOs. These amounts reflect compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.We determined Free Cash Flow to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. Free Cash Flow is a non-GAAP measure that is defined as cash flow from operations less capital expenditures. For a reconciliation of Non-GAAP measures as set forth in this Proxy Statement to the most directly comparable GAAP measure, see “Appendix: Non-GAAP Financial Measures.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth %
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT Margin %
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 17,130,174	$ 25,087,727	$ 15,311,312
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,203,350)	27,050,353	38,275,642
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,916,402	23,666,951	34,966,312
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(15,247,425)	3,071,643	1,622,393
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	1,271,467
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	102,458	286,543	390,254
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	25,215	25,216	25,216
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,061,944	3,599,308	2,807,624
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	299,967	3,920,400	3,961,628
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,934,108	3,235,621	3,601,866
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,606,924)	370,681	41,020
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	78,109	106,489	196,348
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(108,393)	201,597	94,901
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 3,067	$ 6,012	$ 27,493